ANNUAL REPORT CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND - 25

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2011

Item 1. Schedule of Investments.

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

EQUITY SECURITIES - 97.2%	SHARES	VALUE
Auto Components - 2.0%
TRW Automotive Holdings Corp.*	124,100	$4,045,660

Capital Markets - 2.2%
Affiliated Managers Group, Inc.*	46,400	4,452,080

Chemicals - 2.4%
Ecolab, Inc.	84,700	4,896,507

Commercial Services & Supplies - 2.2%
The Brink's Co.	161,700	4,346,496

Communications Equipment - 1.7%
Harris Corp.	94,600	3,409,384

Computers & Peripherals - 2.4%
NCR Corp.*	294,200	4,842,532

Containers & Packaging - 2.6%
Ball Corp.	149,200	5,327,932

Diversified Consumer Services - 1.8%
Sotheby's	127,400	3,634,722

Diversified Financial Services - 1.8%
IntercontinentalExchange, Inc.*	29,700	3,580,335

Electrical Equipment - 1.2%
General Cable Corp.*	94,400	2,360,944

Electronic Equipment & Instruments - 0.6%
Dolby Laboratories, Inc.*	38,700	1,180,737

Energy Equipment & Services - 8.9%
FMC Technologies, Inc.*	123,100	6,429,513
RPC, Inc.	335,600	6,124,700
Unit Corp.*	118,200	5,484,480
		18,038,693

Food Products - 2.5%
Corn Products International, Inc.	95,300	5,011,827

Health Care Providers & Services - 5.4%
AmerisourceBergen Corp.	105,100	3,908,669
Chemed Corp.	51,600	2,642,436
WellCare Health Plans, Inc.*	84,500	4,436,250
		10,987,355

Household Products - 3.1%
Church & Dwight Co., Inc.	136,600	6,250,816

Insurance - 2.1%
Torchmark Corp.	98,800	4,286,932

Internet Software & Services - 2.2%
j2 Global, Inc.	161,100	4,533,354

IT Services - 11.5%
Global Payments, Inc.	113,200	5,363,416
Syntel, Inc.	132,300	6,187,671
Teradata Corp.*	86,100	4,176,711
Wright Express Corp.*	136,700	7,420,076
		23,147,874

Leisure Equipment & Products - 2.8%
Polaris Industries, Inc.	100,600	5,631,588

Life Sciences - Tools & Services - 2.1%
Mettler-Toledo International, Inc.*	28,175	4,161,729

Machinery - 8.1%
Colfax Corp.*	115,800	3,297,984
Gardner Denver, Inc.	86,000	6,627,160
The Toro Co.	74,400	4,513,104
WABCO Holdings, Inc.*	45,400	1,970,360
		16,408,608

Media - 1.7%
Gannett Co., Inc.	263,900	3,528,343

Metals & Mining - 2.8%
Reliance Steel & Aluminum Co.	114,200	5,560,398

Multiline Retail - 2.8%
Nordstrom, Inc.	114,000	5,666,940

Pharmaceuticals - 6.1%
Endo Pharmaceuticals Holdings, Inc.*	159,600	5,510,988
Questcor Pharmaceuticals, Inc.*	162,700	6,765,066
		12,276,054

Semiconductors & Semiconductor Equipment - 2.0%
Lam Research Corp.*	109,600	4,057,392

Specialty Retail - 3.5%
Ross Stores, Inc.	146,500	6,963,145

Textiles, Apparel & Luxury Goods - 4.1%
Deckers Outdoor Corp.*	57,700	4,360,389
Hanesbrands, Inc.*	176,100	3,849,546
		8,209,935

Trading Companies & Distributors - 3.1%
WESCO International, Inc.*	117,700	6,239,277

Wireless Telecommunication Services - 1.5%
NII Holdings, Inc.*	142,200	3,028,860

Total Equity Securities (Cost $180,063,283)		196,066,449

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.94%, 7/1/14 (b)(i)(r)	$1,419,488	1,382,808

Total High Social Impact Investments (Cost $1,419,488)		1,382,808

TIME DEPOSIT - 1.9%
State Street Time Deposit, 0.113%, 1/3/12	3,834,428	3,834,428

Total Time Deposit (Cost $3,834,428)		3,834,428

TOTAL INVESTMENTS (Cost $185,317,199) - 99.8%		201,283,685
Other assets and liabilities, net - 0.2%		462,694
NET ASSETS - 100%		$201,746,379

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 0.7% of the net assets of the fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.94%, 7/1/14	7/1/11	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

EQUITY SECURITIES - 93.6%	SHARES	VALUE
Australia - 1.3%
Amcor Ltd. (ADR)	3,311	$97,674
QR National Ltd.	310,404	1,088,121
Santos Ltd.	93,793	1,176,727
Sims Metal Management Ltd.	74,748	969,201
Sims Metal Management Ltd. (ADR)	37,741	484,972
		3,816,695

Austria - 0.0%
Erste Group Bank AG (ADR)	5,452	47,160
Telekom Austria AG (ADR)	276	6,591
Verbund AG (ADR)	518	2,740
		56,491

Belgium - 0.0%
Ageas (ADR)	2,140	3,253
Delhaize Group SA (ADR)	2,462	138,512
		141,765

Brazil - 3.6%
BM&FBOVESPA SA	169,393	889,989
Itau Unibanco Holding SA (ADR)	217,700	4,040,512
Natura Cosmeticos SA	188,499	3,664,374
Porto Seguro SA	74,400	849,602
Tim Participacoes SA (ADR)	42,346	1,092,527
		10,537,004

Canada - 6.0%
Canadian National Railway Co.:
New York Exchange	17,601	1,382,735
Toronto Exchange	82,524	6,504,694
Cenovus Energy, Inc.	119,900	3,989,002
EnCana Corp. New York Exchange	30,712	569,094
Potash Corporation of Saskatchewan, Inc.	116,844	4,823,320
Suncor Energy, Inc. New York Exchange	6,741	194,343
		17,463,188

China - 1.1%
China Merchants Bank Co. Ltd.	1,051,915	2,126,367
Mindray Medical International Ltd. (ADR)	39,700	1,017,908
		3,144,275

Denmark - 1.8%
Danske Bank A/S (ADR)*	16,442	103,584
H Lundbeck A/S (ADR)	3,623	68,004
Novo Nordisk A/S, Series B	43,622	5,024,041
Novozymes A/S (ADR)	1,920	59,328
		5,254,957

Finland - 0.4%
Metso Oyj (ADR)	437	16,278
Nokia Oyj (ADR)	8,292	39,967
Outotec Oyj	24,224	1,143,766
Sampo Oyj (ADR)	7,143	88,073
		1,288,084

France - 8.7%
Air France-KLM (ADR)*	2,619	13,514
Air Liquide SA	44,944	5,572,811
Air Liquide SA (ADR)	7,997	196,726
AXA SA (ADR)	18,980	244,083
BNP Paribas SA	24,597	968,347
BNP Paribas SA (ADR)	8,186	160,855
Cap Gemini SA (ADR)	215	3,378
Carrefour SA (ADR)	28,238	126,506
Cie Generale d'Optique Essilor International SA (ADR)	1,452	50,994
Credit Agricole SA (ADR)	34,736	95,177
Danone (ADR)	28,196	356,397
Dassault Systemes SA	21,321	1,712,769
Groupe Danone	81,466	5,132,567
L'Oreal SA (ADR)	4,210	87,694
Publicis Groupe	82,000	3,780,789
Sanofi SA	27,134	1,997,422
Sanofi SA (ADR)	11,572	422,841
Schneider Electric SA	25,345	1,337,406
Schneider Electric SA (ADR)	11,771	123,713
Suez Environnement Co. (ADR)	1,796	10,309
Valeo SA (ADR)	5,734	113,419
Vallourec SA	39,400	2,563,563
Veolia Environnement SA (ADR)	22,831	252,282
		25,323,562

Germany - 8.4%
Adidas AG	94,876	6,185,417
Aixtron SE (ADR)	24,577	312,128
Allianz SE	25,700	2,463,919
Allianz SE (ADR)	73,060	691,878
Brenntag AG	8,911	831,663
Celesio AG (ADR)	980	3,048
Commerzbank AG (ADR)*	1,040	1,758
Continental AG*	19,378	1,208,924
Continental AG (ADR)*	62	3,844
Deutsche Post AG (ADR)	7,823	120,630
Henkel AG & Co. KGaA	25,070	1,216,231
K+S AG (ADR)	1,722	38,814
Kabel Deutschland Holding AG*	49,300	2,507,779
Merck KGaA (ADR)	358	11,896
SAP AG	96,548	5,115,940
SAP AG (ADR)	18,655	987,782
Volkswagen AG, Preferred	17,107	2,568,532
Volkswagen AG (ADR), Preferred	9,756	291,509
		24,561,692

Greece - 0.0%
National Bank of Greece SA (ADR)*	51,508	101,986

Hong Kong - 3.9%
AIA Group Ltd.	398,000	1,242,661
Bank of East Asia Ltd. (ADR)	3,907	14,456
China Merchants Holdings International Co. Ltd.	924,000	2,676,778
City Telecom HK Ltd. (ADR)	60,864	639,072
Esprit Holdings Ltd. (ADR)	64,624	161,560
Hang Lung Properties Ltd.	367,989	1,047,092
Hang Lung Properties Ltd. (ADR)	88,030	1,250,026
Hang Seng Bank Ltd. (ADR)	1,155	13,629
Hong Kong Exchanges and Clearing Ltd.	209,546	3,364,370
Hong Kong Exchanges and Clearing Ltd. (ADR)	3,528	56,095
Johnson Electric Holdings Ltd. (ADR)	1,118	6,082
Li & Fung Ltd. (ADR)	22,995	84,392
PCCW Ltd. (ADR)	2,509	8,380
SJM Holdings Ltd.	508,000	824,123
		11,388,716

India - 0.3%
Infosys Ltd. (ADR)	16,900	868,322

Indonesia - 0.4%
Bank Mandiri Tbk PT	1,423,500	1,059,677

Ireland - 0.1%
Experian plc (ADR)	11,702	158,796
WPP plc (ADR)	695	36,300
		195,096

Israel - 2.1%
Check Point Software Technologies Ltd.*	114,761	6,029,543

Italy - 0.0%
Intesa Sanpaolo SpA (ADR)	11,375	113,067

Japan - 13.1%
Advantest Corp. (ADR)	4,700	44,462
Aeon Co. Ltd. (ADR)	3,440	47,094
Asahi Glass Co. Ltd. (ADR)	25,506	210,679
Astellas Pharma, Inc.	23,200	943,187
Bank of Yokohama Ltd.	153,000	723,367
Canon, Inc.	111,643	4,944,832
Canon, Inc. (ADR)	31,661	1,394,351
Dai Nippon Printing Co. Ltd. (ADR)	23,144	218,942
Dai-ichi Life Insurance Co. Ltd.	855	840,674
Daiwa House Industry Co. Ltd. (ADR)	500	59,155
Denso Corp. (ADR)	6,412	87,652
Eisai Co. Ltd. (ADR)	264	10,864
FANUC Corp.	21,261	3,253,080
Fujitsu Ltd. (ADR)	11,680	301,928
Honda Motor Co. Ltd. (ADR)	38,228	1,167,866
KDDI Corp.	512	3,291,856
Konami Corp. (ADR)	2,476	74,156
Kubota Corp. (ADR)	7,629	317,061
Lawson, Inc.	19,800	1,235,732
Mitsui Fudosan Co. Ltd.	75,256	1,096,730
Mizuho Financial Group, Inc. (ADR)	209,818	562,312
MS&AD Insurance Group Holdings (ADR)	36,374	330,640
Nippon Yusen KK (ADR)	93,625	482,169
Nissan Motor Co. Ltd. (ADR)*	54,072	961,400
Nitto Denko Corp. (ADR)	8,311	295,290
Nomura Holdings, Inc. (ADR)	168,237	501,346
NSK Ltd. (ADR)	1,672	21,067
NTT DoCoMo, Inc.	981	1,802,981
ORIX Corp. (ADR)	7,994	327,354
Panasonic Corp. (ADR)	80,844	678,281
Sega Sammy Holdings, Inc. (ADR)	6,538	35,632
Seiko Epson Corp. (ADR)	10,102	65,865
Sekisui House Ltd.	142,000	1,259,722
Sharp Corp. (ADR)	28,130	245,294
Sony Corp.	52,900	949,575
Sony Corp. (ADR)	40,557	731,648
Sumitomo Mitsui Trust Holdings, Inc. (ADR)	42,394	120,399
Tokyo Gas Co. Ltd.	374,118	1,720,194
Toyota Motor Corp.	168,682	5,619,812
Toyota Motor Corp. (ADR)	18,638	1,232,531
		38,207,180

Mexico - 0.1%
FINAE, Series D, Preferred (b)(i)*	1,962,553	219,108

Netherlands - 2.2%
ASML Holding NV	2,571	107,442
BE Semiconductor Industries NV	4,300	27,907
Gemalto NV	30,291	1,476,592
ING Groep NV (CVA)*	165,887	1,196,402
Koninklijke Philips Electronics NV	47,852	1,002,499
PostNL NV (ADR)	14,023	44,453
TNT Express NV (ADR)	13,658	100,523
Yandex NV*	122,700	2,417,190
		6,373,008

Norway - 0.8%
DnB ASA	104,567	1,025,218
Petroleum Geo-Services ASA*	78,737	862,945
Yara International ASA (ADR)	8,895	354,466
		2,242,629

Philippines - 0.6%
Philippine Long Distance Telephone Co. (ADR)	30,247	1,742,832

Portugal - 0.1%
Portugal Telecom SGPS SA (ADR)	30,353	175,137

Russia - 0.2%
X5 Retail Group NV (GDR) (e)*	27,200	621,248

Singapore - 0.6%
City Developments Ltd. (ADR)	489	3,316
Oversea-Chinese Banking Corp. Ltd.	221,830	1,341,361
Singapore Telecommunications Ltd. (ADR)	11,721	280,015
		1,624,692

South Africa - 1.4%
African Bank Investments Ltd. (ADR)	171	3,612
Aspen Pharmacare Holdings Ltd.*	112,678	1,348,640
Clicks Group Ltd.*	379,200	2,170,264
MTN Group Ltd. (ADR)	22,615	400,285
Nedbank Group Ltd. (ADR)	4,060	71,700
Tiger Brands Ltd. (ADR)	2,056	63,427
		4,057,928

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA (ADR)	44,860	384,450
Banco Santander SA (ADR)	77,044	579,371
International Consolidated Airlines Group SA (ADR)*	706	8,034
		971,855

Sweden - 4.0%
Assa Abloy AB, Series B	150,800	3,785,545
Atlas Copco AB (ADR)	2,436	52,252
Hennes & Mauritz AB, B Shares	140,454	4,520,659
SKF AB (ADR)	676	14,223
Svenska Cellulosa AB (ADR)	3,725	54,720
Svenska Handelsbanken AB	118,500	3,119,487
		11,546,886

Switzerland - 6.8%
Adecco SA (ADR)	287	5,987
Compagnie Financiere Richemont SA	25,078	1,270,751
Credit Suisse Group AG*	141,100	3,321,328
Credit Suisse Group AG (ADR)	35,186	826,167
Julius Baer Group Ltd.*	53,473	2,095,348
Nobel Biocare Holding AG (ADR)	506	2,890
Novartis AG	125,879	7,209,580
Roche Holding AG (ADR)	40,737	1,733,359
STMicroelectronics NV	17,603	104,386
Swatch Group AG, Bearer Shares	7,900	2,961,657
Zurich Financial Services AG (ADR)*	19,557	443,553
		19,975,006

Thailand - 0.3%
Kasikornbank PCL	231,100	911,948

Turkey - 0.5%
Turkiye Garanti Bankasi AS	453,700	1,418,188

United Kingdom - 23.2%
ARM Holdings plc	189,106	1,739,211
Aviva plc (ADR)	18,469	170,838
Barclays plc (ADR)	21,086	231,735
BG Group plc	379,178	8,108,576
BG Group plc (ADR)	8,846	946,522
British Land Co. plc (ADR)	565	4,040
British Sky Broadcasting Group plc	73,522	836,662
BT Group plc (ADR)	28,540	845,925
Bunzl plc (ADR)	657	45,202
Capita Group plc	112,502	1,098,477
Centrica plc	321,055	1,442,956
Centrica plc (ADR)	9,669	172,302
GlaxoSmithKline plc	87,327	1,996,338
HSBC Holdings plc	265,747	2,027,306
HSBC Holdings plc (ADR)	23,243	885,558
J Sainsbury plc (ADR)	7,930	147,894
Johnson Matthey plc	49,307	1,406,392
Johnson Matthey plc (ADR)	144	8,158
Kingfisher plc	1,393,187	5,426,115
Legal & General Group plc (ADR)	633	5,032
Man Group plc (ADR)	40,163	77,515
Old Mutual plc (ADR)	1,045	17,483
Pearson plc	346,353	6,510,729
Persimmon plc	151,588	1,106,848
Petrofac Ltd.	53,364	1,194,642
Prudential plc	143,587	1,424,300
Prudential plc (ADR)	63,295	1,249,443
Reckitt Benckiser Group plc	107,917	5,331,412
Reckitt Benckiser Group plc (ADR)	19,135	188,288
Sage Group plc (ADR)	8,018	145,767
Smith & Nephew plc (ADR)	16,600	799,290
SSE plc (ADR)	18,819	378,074
Standard Chartered plc (s)	223,464	4,891,520
Tate & Lyle plc	119,880	1,312,058
Tesco plc	866,586	5,431,586
Tesco plc (ADR)	46,644	878,773
Unilever plc (ADR)	46,132	1,546,345
United Utilities Group plc (ADR)	4,479	84,519
Vodafone Group plc	2,454,813	6,822,665
Vodafone Group plc (ADR)	24,298	681,073
		67,617,569

United States - 1.3%
Bristol-Myers Squibb Co.	26,240	924,698
MeadWestvaco Corp.	46,332	1,387,644
Powerspan Corp.:
Series A, Convertible Preferred (b)(i)*	45,455	—
Series B, Convertible Preferred (b)(i)*	20,000	—
Series C, Convertible Preferred (b)(i)*	239,764	—
Series D, Convertible Preferred (b)(i)*	45,928	—
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12) (b)(i)*	2,347	—
Pricesmart, Inc.	13,928	969,250
RF Technology, Inc. Contingent Deferred Distribution (b)(i)*	365,374	3,654
Sealed Air Corp.	27,261	469,162
SmarThinking, Inc. Contingent Deferred Distribution (b)(i)*	1	—
		3,754,408

Total Equity Securities (Cost $286,176,617)		272,803,742

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 1.0%	ADJUSTED BASIS
Balkan Financial Sector Equity Fund CV (b)(i)*	$575,691	470,202
Blackstone Cleantech Venture Partners (b)(i)*	59,232	45,345
China Environment Fund 2004 (b)(i)*	-	474,526
Emerald Sustainability Fund I (b)(i)*	661,912	301,541
gNet Defta Development Holdings LLC (a)(b)(i)*	400,000	353,184
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	347,969	638,477
SEAF India International Growth Fund (b)(i)*	374,476	384,030
ShoreCap International LLC (b)(i)*	-	195,144
Terra Capital (b)(i)*	469,590	1

Total Venture Capital Limited Partnership Interest (Cost $2,888,870)		2,862,450

VENTURE CAPITAL DEBT OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
Access Bank plc, 8.477%, 8/29/12 (b)(i)	$250,000	256,755
FINAE:
Note I, 6.50%, 12/10/15 (b)(i)	250,000	250,000
Note II, 6.50%, 2/29/16 (b)(i)	500,000	500,000
Mayer Laboratories, Inc., 6.00%, 12/31/01 (b)(i)(w)	30,160	7,540
Windhorse International-Spring Health Water Ltd., 8.00%, 3/13/13 (b)(i)	56,000	56,000

Total Venture Capital Debt Obligations (Cost $1,086,160)		1,070,295

HIGH SOCIAL IMPACT INVESTMENTS - 1.5%
Calvert Social Investment Foundation Notes, 0.94%, 7/1/14 (b)(i)(r)	4,431,583	4,317,071

Total High Social Impact Investments (Cost $4,431,583)		4,317,071

TIME DEPOSIT - 3.6%
State Street Time Deposit, 0.113%, 1/3/12	10,425,456	10,425,456

Total Time Deposit (Cost $10,425,456)		10,425,456

TOTAL INVESTMENTS (Cost $305,008,686) - 100.0%		291,479,014
Other assets and liabilities, net - 0.0%		(98,938)
NET ASSETS - 100%		$291,380,076

(a) Affiliated company.

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 2.9% of net assets of the Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 105,000 shares of Standard Chartered plc have been soft segregated in order to cover outstanding commitments to certain limited partnerships investments within the Fund. There are no restrictions on the trading of this security.

(w) Mayer Laboratories, Inc. is in default for principal and interest. Past due accrued interest as of December 31, 2011 totaled $1,468.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipts
LLC: Limited Liability Corporation
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
Access Bank plc, 8.477%, 8/29/12	8/29/07	$250,000
Balkan Financial Sector Equity Fund CV LP	1/12/06 - 7/1/11	575,691
Blackstone Cleantech Venture Partners LP	7/29/10 - 7/29/11	59,232
Calvert Social Investment Foundation Notes, 0.94%, 7/1/14	7/1/11	4,431,583
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
Emerald Sustainability Fund I LP	7/19/01 - 5/17/11	661,912
FINAE:
Series D, Preferred	2/28/11	252,686
Note I, 6.50%, 12/10/15	12/10/10	250,000
Note II, 6.50%, 2/29/16	2/24/11	500,000
gNet Defta Development Holdings LLC, LP	8/30/05	400,000
Mayer Laboratories, Inc., 6.00%, 12/31/01	12/22/06	30,160
Powerspan Corp.:
Series A, Convertible Preferred	8/20/97	250,000
Series B, Convertible Preferred	10/5/99	200,000
Series C, Convertible Preferred	12/21/04 - 6/12/08	273,331
Series D, Convertible Preferred	6/20/08	157,996
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12)	12/5/07 - 6/20/08	-
RF Technology, Inc. Contingent Deferred Distribution	7/17/06	104,368
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 - 8/26/11	347,969
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	374,476
ShoreCap International LLC, LP	8/12/04 - 12/15/08	-
SmarThinking, Inc. Contingent Deferred Distribution	4/5/11	-
Terra Capital LP	11/23/98 - 3/14/06	469,590
Windhorse International-Spring Health Water Ltd., 8.00%, 3/13/13	9/13/11	56,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

EQUITY SECURITIES - 97.5%	SHARES	VALUE
Australia - 2.1%
Crown Ltd.	40,172	$333,116
Sims Metal Management Ltd.	26,100	338,419
		671,535

Austria - 1.8%
AMAG Austria Metall AG (e)*	11,840	241,892
EVN AG	22,710	317,266
		559,158

Belgium - 0.9%
Umicore SA	7,000	289,381

Brazil - 4.2%
GP Investments Ltd. (BDR)*	86,887	184,930
Light SA	9,174	141,649
Localiza Rent a Car SA	20,977	287,903
MRV Engenharia e Participacoes SA	54,266	311,297
Totvs SA	21,945	391,310
		1,317,089

Canada - 1.9%
Neo Material Technologies, Inc.*	40,200	289,783
RONA, Inc.	32,676	312,991
		602,774

China - 2.2%
Ctrip.com International Ltd. (ADR)*	8,300	194,220
Mindray Medical International Ltd. (ADR)	14,700	376,908
Travelsky Technology Ltd.	228,000	118,597
		689,725

Denmark - 2.0%
D/S Norden	12,975	304,533
FLSmidth & Co. A/S	5,800	341,590
		646,123

France - 3.7%
Cie Generale des Etablissements Michelin, Common Series B	6,298	373,140
Manitou BF SA*	12,800	194,925
Nexans SA	5,461	284,058
Societe BIC SA	3,786	336,404
		1,188,527

Germany - 11.6%
Asian Bamboo AG	25,000	482,702
Deutz AG*	72,000	383,853
Jungheinrich AG, Preferred	12,540	308,083
KUKA AG*	20,200	370,371
Rational AG	1,700	370,907
Rhoen Klinikum AG	23,370	446,228
RIB Software AG*	43,600	214,176
Software AG	8,300	307,433
Wacker Neuson SE	35,600	441,005
Wirecard AG	21,300	343,156
		3,667,914

Hong Kong - 1.5%
Digital China Holdings Ltd.	172,000	266,632
Fook Woo Group Holdings Ltd.*	1,776,000	203,627
		470,259

Italy - 2.1%
Buzzi Unicem SpA*	40,821	357,948
Piaggio & C SpA	133,700	315,294
		673,242

Japan - 19.5%
Amada Co. Ltd.	25,000	158,462
Autobacs Seven Co. Ltd.	3,800	173,737
Central Glass Co. Ltd.	35,000	169,113
Chugoku Marine Paints Ltd.	42,000	260,216
Credit Saison Co. Ltd.	25,200	505,047
Daiichikosho Co. Ltd.	12,307	232,585
FamilyMart Co. Ltd.	6,700	270,646
Hokuto Corp.	14,800	323,335
MISUMI Group, Inc.	15,000	344,460
Namco Bandai Holdings, Inc.	24,000	341,655
Ono Pharmaceutical Co. Ltd.	5,800	325,445
Santen Pharmaceutical Co. Ltd.	8,529	351,175
Secom Co. Ltd.	9,100	419,600
Seven Bank Ltd.	175,000	343,226
So-net Entertainment Corp.	96	349,261
Stanley Electric Co. Ltd.	24,162	354,945
Star Micronics Co. Ltd.	16,300	147,566
Toyota Industries Corp.	11,300	307,488
USS Co. Ltd.	3,922	354,554
Yamaha Corp.	15,900	145,803
Yamatake Corp.	15,000	326,146
		6,204,465

Malaysia - 1.8%
New Britain Palm Oil Ltd.	19,000	210,312
PureCircle Ltd.*	261,300	367,378
		577,690

Netherlands - 2.4%
Koninklijke Philips Electronics NV	18,619	393,189
Wereldhave NV	5,647	375,846
		769,035

Norway - 3.2%
Aker ASA	10,558	274,036
Electromagnetic GeoServices ASA*	177,600	395,539
Yara International ASA	8,400	337,587
		1,007,162

Panama - 1.0%
Banco Latinoamericano de Exportaciones SA	19,882	319,106

Puerto Rico - 0.9%
Oriental Financial Group, Inc.	24,553	297,337

Singapore - 1.4%
Ascendas India Trust	421,000	224,334
Fortune Real Estate Investment Trust, Singapore Exchange	454,000	219,787
		444,121

South Korea - 1.6%
Mirae Asset Securities Co. Ltd.	8,700	238,268
Samsung Card Co.*	7,600	256,632
		494,900

Sweden - 3.5%
Holmen AB, Series B	5,100	146,644
Industrivarden AB, C Shares	36,577	436,754
Intrum Justitia AB	34,500	540,658
		1,124,056

Switzerland - 1.6%
Banque Cantonale Vaudoise	700	340,630
Valiant Holding	1,236	156,741
		497,371

Taiwan - 0.7%
Synnex Technology International Corp.	86,764	209,467

Thailand - 0.3%
Thanachart Capital PCL	95,800	81,225

United Arab Emirates - 1.7%
Lamprell plc	99,600	415,769
Polarcus Ltd.*	292,200	137,004
		552,773

United Kingdom - 23.9%
Admiral Group plc	25,300	334,877
Ashtead Group plc	192,300	675,170
Beazley plc	198,077	413,271
Bovis Homes Group plc	32,465	221,515
Britvic plc	60,500	302,365
Catlin Group Ltd.	67,382	417,364
Close Brothers Group plc	38,900	374,383
Colt Group SA*	151,327	214,288
Debenhams plc	288,700	262,603
Homeserve plc	81,600	363,322
Hugo Boss AG, Preferred	3,800	280,470
International Personal Finance plc	112,800	300,537
Investec plc	41,800	220,141
J Sainsbury plc	83,791	394,296
Lancashire Holdings Ltd.	30,100	338,790
Michael Page International plc	54,700	296,407
Provident Financial plc	20,100	293,840
Schroders plc	15,000	306,205
WH Smith plc	41,700	344,322
Whitbread plc	20,225	491,417
William Morrison Supermarkets plc	72,800	368,927
Wolseley plc	11,000	364,339
		7,578,849

Total Equity Securities (Cost $30,887,385)		30,933,284

TIME DEPOSIT - 0.4%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 1/3/12	$134,429	134,429

Total Time Deposit (Cost $134,429)		134,429

TOTAL INVESTMENTS (Cost $31,021,814) - 97.9%		31,067,713
Other assets and liabilities, net - 2.1%		672,747
NET ASSETS - 100%		$31,740,460

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
BDR: Brazilian Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with three separate portfolios: International Equity, Capital Accumulation, and International Opportunities.  International Equity and International Opportunities are registered as diversified portfolios.  Capital Accumulation is registered as a non-diversified portfolio.  The operation of each series is accounted for separately.  International Equity offers Class A, Class B, Class C, Class I and Class Y shares. Capital Accumulation offers Class A, Class B, Class C, Class I and Class Y (effective January 31, 2011) shares.  International Opportunities offers Class A, Class C, Class I and Class Y shares.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as of December 31, 2011:

	Total Investments	% of Net Assets
Capital Accumulation	$1,382,208	0.7%
International Equity	9,644,994	2.9%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. The Calvert World Values International Equity Fund and Calvert International Opportunities Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Fund’s Board of Directors and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term instruments of sufficient credit quality, with a maturity at issuance of sixty days or less for which quotations are not readily available, are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$272,580,981	-	-	$272,580,981
Venture capital	-	-	$3,085,211	$3,085,211
Other debt obligations	-	$10,425,456	5,387,366	$15,812,822
TOTAL	$272,580,981	$10,425,456	$8,472,577	$291,479,014

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Equity	Venture Capital	Other Debt Obligations	Total
Balance as of 9/30/11	$4,628,672	$4,270,273	$8,898,945
Accrued discounts/premiums	-	-	-
Realized gain (loss)	58,389	-	$58,389
Change in unrealized appreciation (depreciation)	(134,037)	46,798	($87,239)
Purchases	30,160	-	$30,160
Sales	(427,678)	-	($427,678)
Transfers in and/ or out of Level 3[1]	-	-	-
Balance as of 12/31/2011	$4,155,506	$4,317,071	$8,472,577

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

For the period ended December 31, 2011, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was ($87,239) for International Equity.

Capital Accumulation	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$196,066,449	-	-	$196,066,449
Other debt obligations	-	$3,834,428	$1,382,808	$5,217,236
TOTAL	$196,066,449	$3,834,428	$1,382,808**	$201,283,685

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.7% of net assets.

0

International Opportunities	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$30,933,284	-	-	$30,933,284
Other debt obligations	-	$134,429	-	$134,429
TOTAL	$30,933,284	$134,429	$0	$31,067,713

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

28 - CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND ANNUAL REPORT

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2011, and net realized capital loss carryforwards as of September 30, 2010 with expiration dates:

	International Equity	Capital Accumulation	International Opportunities
Federal income tax cost of investments	$305,651,779	$185,674,515	$31,464,985
Unrealized appreciation	16,962,775	26,493,948	1,507,223
Unrealized depreciation	(31,135,540)	(10,884,778)	(1,904,495)
Net unrealized appreciation/ (depreciation)	($14,172,765)	$15,609,170	($397,272)

Capital Loss Carryforwards

Expiration Date	International Equity	Capital Accumulation	International Opportunities
30-Sep-16	-	($4,384,059)
30-Sep-17	($90,728,857)	-	($1,330,630)
30-Sep-18	(105,942,268)	-	(4,754,491)
30-Sep-19	(10,386,632)	-	(69,673)

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
gNet Defta Development Holdings LLC	$400,000	$353,184
SEAF Central & Eastern European Growth Fund LLC	347,969	638,477
TOTALS	$747,969	$991,661

NOTE D - OTHER

In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities.  The aggregate amount of the future capital commitments totals $605,375 at December 31, 2011.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.  This determination was based on the change to the registrant’s internal control over financial reporting described in Item 2(b) below made in response to a material weakness comment from registrant’s independent public accounting firm in December 2011.

(b)        There was a change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.  This change provides for (1) the remodeling and testing of the models used for all fixed income securities that are being priced under fair value procedures by the Advisor; (2) conducting of back-testing that reasonably supports the assumptions used in fair valuing the securities; (3) modifying the internal compliance monitoring system to report the asset weighting of each fixed income security, providing the percentage of any security owned in an individual Fund and across the Fund complex; (4) implementing a manual control to monitor for and report to the internal pricing committee on any security where the primary and/or secondary pricing vendor has been overridden for more than a certain number of days, as specified in the Fund's procedures; and (5) enhanced escalation procedures to address any fair valuation concerns.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2012